UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2013

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
8/31/13 (Unaudited)

COMMON STOCKS (93.2%)(a)
	Shares	Value

Aerospace and defense (6.0%)

Honeywell International, Inc.	537,700	$42,784,789

L-3 Communications Holdings, Inc.(S)	532,740	48,122,404

Northrop Grumman Corp.	1,135,690	104,790,116

Raytheon Co.	595,600	44,914,196

United Technologies Corp.	366,200	36,656,620

		277,268,125
Auto components (2.4%)

Autoliv, Inc. (Sweden)(S)	248,140	20,094,377

Delphi Automotive PLC (United Kingdom)(S)	781,200	42,981,624

Johnson Controls, Inc.	223,200	9,046,296

TRW Automotive Holdings Corp.(NON)	554,244	38,281,633

		110,403,930
Automobiles (0.8%)

Ford Motor Co.	2,232,740	36,148,061

		36,148,061
Beverages (1.7%)

Coca-Cola Enterprises, Inc.	1,247,400	46,652,760

Dr. Pepper Snapple Group, Inc.	692,300	30,987,348

		77,640,108
Building products (0.3%)

Owens Corning, Inc.(NON)(S)	323,200	12,100,608

		12,100,608
Capital markets (3.4%)

Charles Schwab Corp. (The)	1,851,300	38,655,144

Invesco, Ltd.	737,500	22,390,500

State Street Corp.	1,417,380	94,567,594

		155,613,238
Chemicals (2.5%)

Ashland, Inc.	495,560	43,217,788

Celanese Corp. Ser. A	291,500	14,353,460

LyondellBasell Industries NV Class A	823,700	57,782,555

		115,353,803
Commercial banks (2.8%)

Popular, Inc. (Puerto Rico)(NON)	360,580	11,199,615

Regions Financial Corp.	2,308,200	21,697,080

U.S. Bancorp	1,249,700	45,151,661

Wells Fargo & Co.	1,227,640	50,431,451

		128,479,807
Commercial services and supplies (0.5%)

Tyco International, Ltd.	737,330	24,361,383

		24,361,383
Communications equipment (1.7%)

Cisco Systems, Inc.	3,420,250	79,726,028

		79,726,028
Computers and peripherals (2.7%)

Apple, Inc.	100,900	49,143,345

EMC Corp.	1,991,200	51,333,136

SanDisk Corp.(S)	500,610	27,623,660

		128,100,141
Consumer finance (0.7%)

Capital One Financial Corp.	290,700	18,764,685

Discover Financial Services	335,200	15,838,200

		34,602,885
Containers and packaging (0.3%)

Sealed Air Corp.	549,800	15,614,320

		15,614,320
Diversified financial services (6.9%)

Bank of America Corp.	2,134,200	30,134,904

Citigroup, Inc.	2,406,123	116,287,925

CME Group, Inc.	809,200	57,542,212

JPMorgan Chase & Co.	2,312,600	116,855,678

		320,820,719
Diversified telecommunication services (1.7%)

AT&T, Inc.(S)	779,200	26,360,336

CenturyLink, Inc.(S)	721,100	23,882,832

Verizon Communications, Inc.	571,970	27,099,939

		77,343,107
Electric utilities (2.8%)

American Electric Power Co., Inc.	552,700	23,655,560

Edison International	645,500	29,621,995

FirstEnergy Corp.(S)	1,302,200	48,793,434

NextEra Energy, Inc.	338,900	27,234,004

PPL Corp.	75,100	2,305,570

		131,610,563
Energy equipment and services (1.1%)

McDermott International, Inc.(NON)	2,219,000	16,642,500

National Oilwell Varco, Inc.	466,700	34,675,810

		51,318,310
Food and staples retail (1.6%)

CVS Caremark Corp.	881,600	51,176,880

Kroger Co. (The)	599,200	21,930,720

		73,107,600
Food products (1.0%)

Bunge, Ltd.(S)	271,600	20,581,848

Kraft Foods Group, Inc.	468,200	24,238,714

Pinnacle Foods, Inc.(S)	118,650	3,215,415

		48,035,977
Health-care equipment and supplies (4.1%)

Baxter International, Inc.	1,270,400	88,369,024

Covidien PLC	746,025	44,313,885

St. Jude Medical, Inc.(S)	668,900	33,719,249

Zimmer Holdings, Inc.	339,100	26,819,419

		193,221,577
Health-care providers and services (3.1%)

CIGNA Corp.	1,275,600	100,376,964

UnitedHealth Group, Inc.	612,100	43,912,054

		144,289,018
Household durables (0.5%)

PulteGroup, Inc.	1,167,100	17,961,669

Taylor Morrison Home Corp. Class A(NON)	363,976	7,501,545

		25,463,214
Independent power producers and energy traders (0.6%)

Calpine Corp.(NON)	793,665	15,341,544

NRG Energy, Inc.	523,700	13,747,125

		29,088,669
Insurance (8.0%)

American International Group, Inc.(NON)	1,265,353	58,788,300

Aon PLC	493,800	32,778,444

Hartford Financial Services Group, Inc. (The)	1,026,200	30,375,520

MetLife, Inc.	2,197,370	101,496,520

PartnerRe, Ltd.(S)	509,550	44,407,283

Validus Holdings, Ltd.(S)	1,307,490	45,252,229

Willis Group Holdings PLC	395,000	16,305,600

XL Group PLC	1,442,811	42,649,493

		372,053,389
IT Services (0.7%)

Computer Sciences Corp.	673,900	33,796,085

		33,796,085
Leisure equipment and products (0.8%)

Hasbro, Inc.(S)	865,300	39,440,374

		39,440,374
Life sciences tools and services (0.7%)

Thermo Fisher Scientific, Inc.(S)	373,900	33,213,537

		33,213,537
Machinery (0.4%)

Stanley Black & Decker, Inc.(S)	234,200	19,967,892

		19,967,892
Media (4.4%)

CBS Corp. Class B	677,800	34,635,580

Comcast Corp. Special Class A	1,974,450	80,439,093

Liberty Global PLC Ser. C (United Kingdom)(NON)	414,900	30,507,597

Time Warner, Inc.	987,290	59,760,664

		205,342,934
Metals and mining (0.5%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	848,800	25,650,736

		25,650,736
Multi-utilities (0.5%)

Ameren Corp.	637,700	21,560,637

		21,560,637
Oil, gas, and consumable fuels (10.2%)

Apache Corp.	165,400	14,171,472

Ente Nazionale Idrocarburi (ENI) SpA ADR (Italy)(S)	655,500	29,812,140

Exxon Mobil Corp.	909,100	79,237,156

Marathon Oil Corp.	4,162,200	143,304,546

Marathon Petroleum Corp.	514,100	37,277,391

Noble Energy, Inc.	243,400	14,952,062

Occidental Petroleum Corp.	91,600	8,080,036

Royal Dutch Shell PLC ADR (United Kingdom)	1,477,210	95,412,994

Total SA (France)	164,744	9,126,316

Valero Energy Corp.(S)	1,296,500	46,064,645

		477,438,758
Paper and forest products (0.8%)

International Paper Co.	753,110	35,554,323

		35,554,323
Personal products (0.2%)

Coty, Inc. Class A(NON)	705,000	11,491,500

		11,491,500
Pharmaceuticals (7.9%)

AstraZeneca PLC ADR (United Kingdom)(S)	530,300	26,096,063

Eli Lilly & Co.	1,947,300	100,091,220

Johnson & Johnson	1,164,870	100,656,417

Mallinckrodt PLC (Ireland)(NON)(S)	93,253	4,070,493

Merck & Co., Inc.	1,081,800	51,158,322

Pfizer, Inc.	2,281,286	64,355,078

Zoetis, Inc.	719,014	20,959,258

		367,386,851
Professional services (1.2%)

Dun & Bradstreet Corp. (The)(S)	560,060	55,714,769

		55,714,769
Real estate investment trusts (REITs) (1.5%)

American Tower Corp. Class A	393,900	27,372,111

Hatteras Financial Corp.(S)	464,400	8,498,520

MFA Financial, Inc.	4,883,805	35,163,396

		71,034,027
Semiconductors and semiconductor equipment (2.4%)

Fairchild Semiconductor International, Inc.(NON)	1,482,956	18,106,893

Intel Corp.(S)	1,092,200	24,006,556

KLA-Tencor Corp.(S)	73,200	4,036,980

Maxim Integrated Products, Inc.	197,809	5,507,992

NXP Semiconductor NV(NON)	807,700	30,022,209

Texas Instruments, Inc.(S)	784,400	29,964,080

		111,644,710
Software (0.4%)

Symantec Corp.	814,700	20,864,467

		20,864,467
Specialty retail (0.1%)

CST Brands, Inc.(NON)(S)	188,222	5,552,549

		5,552,549
Thrifts and mortgage finance (0.2%)

Radian Group, Inc.(S)	522,200	7,075,810

		7,075,810
Tobacco (1.5%)

Altria Group, Inc.(S)	1,323,600	44,843,568

Philip Morris International, Inc.	283,050	23,617,692

		68,461,260
Wireless telecommunication services (1.6%)

Vodafone Group PLC ADR (United Kingdom)	2,355,300	76,193,955

		76,193,955

Total common stocks (cost $3,475,219,383)		$4,349,149,754

CONVERTIBLE PREFERRED STOCKS (2.3%)(a)
	Shares	Value

ArcelorMittal Ser. MTUS, $1.50 cv. pfd. (France)	183,261	$3,809,996

PPL Corp. $4.375 cv. pfd.	1,090,062	58,405,522

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.	3,145,945	46,811,662

Total convertible preferred stocks (cost $103,459,056)		$109,027,180

CONVERTIBLE BONDS AND NOTES (0.8%)(a)
	Principal amount	Value

MGIC Investment Corp. cv. sr. notes 5s, 2017	$18,271,000	$19,778,358

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029	6,471,000	17,200,725

Total convertible bonds and notes (cost $27,845,052)		$36,979,083

SHORT-TERM INVESTMENTS (11.1%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.12%(d)	340,753,120	$340,753,120

Putnam Short Term Investment Fund 0.07%(AFF)	177,245,236	177,245,236

Total short-term investments (cost $517,998,356)		$517,998,356

TOTAL INVESTMENTS

Total investments (cost $4,124,521,847)(b)		$5,013,154,373

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2012 through August 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,668,238,844.
(b)	The aggregate identified cost on a tax basis is $4,126,004,813, resulting in gross unrealized appreciation and depreciation of $939,204,458 and $52,054,898, respectively, or net unrealized appreciation of $887,149,560.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$15,593,271	$361,905,194	$377,498,465	$23,080	$—
	Putnam Short Term Investment Fund *	—	552,464,503	375,219,267	38,148	177,245,236
	Totals	$15,593,271	$914,369,697	$752,717,732	$61,228	$177,245,236
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $331,483,529.
The fund received cash collateral of $340,753,120, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$422,351,062	$—	$—
Consumer staples	278,736,445	—	—
Energy	528,757,068	—	—
Financials	1,089,679,875	—	—
Health care	738,110,983	—	—
Industrials	389,412,777	—	—
Information technology	374,131,431	—	—
Materials	192,173,182	—	—
Telecommunication services	153,537,062	—	—
Utilities	182,259,869	—	—
Total common stocks	4,349,149,754	—	—
Convertible bonds and notes	—	36,979,083	—
Convertible preferred stocks	—	109,027,180	—
Short-term investments	177,245,236	340,753,120	—

Totals by level	$4,526,394,990	$486,759,383	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2013